EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity	EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022

Supplement Dated November 20, 2015
To Prospectus Dated May 1, 2015

Effective November 20, 2015, the following Subaccounts are made available under the Contract, and are added to the list of Subaccounts on the cover page of the Prospectus:

●	FormulaFolios US Equity Portfolio	●	Vanguard® VIF High Yield Bond
●	Redwood Managed Volatility	●	Vanguard® VIF International
●	Rydex VIF High Yield Strategy	●	Vanguard® VIF Mid-Cap Index
●	Vanguard® VIF Balanced	●	Vanguard® VIF Moderate Allocation
●	Vanguard® VIF Capital Growth	●	Vanguard® VIF REIT Index
●	Vanguard® VIF Conservative Allocation	●	Vanguard® VIF Short Term Investment Grade
●	Vanguard® VIF Diversified Value	●	Vanguard® VIF Small Company Growth
●	Vanguard® VIF Equity Income	●	Vanguard® VIF Total Bond Market Index
●	Vanguard® VIF Equity Index	●	Vanguard® VIF Total Stock Market Index
●	Vanguard® VIF Growth

The following is added to the table under the “Frequent Transfer Restrictions” section of the Prospectus:

Subaccount	Transfer Block Restriction (# of Calendar Days)
FormulaFolios US Equity Portfolio	30 days
Redwood Managed Volatility	Unlimited
Rydex VIF High Yield Strategy	Unlimited
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days

The Administration Charge for the subaccounts are as follows:

●	0.25% – FormulaFolios US Equity Portfolio	●	0.65% – Vanguard® VIF High Yield Bond
●	0.25% – Redwood Managed Volatility	●	0.65% – Vanguard® VIF International
●	0.25% – Rydex VIF High Yield Strategy	●	0.65% – Vanguard® VIF Mid-Cap Index
●	0.65% – Vanguard® VIF Balanced	●	0.65% – Vanguard® VIF Moderate Allocation
●	0.65% – Vanguard® VIF Capital Growth	●	0.65% – Vanguard® VIF REIT Index
●	0.65% – Vanguard® VIF Conservative Allocation	●	0.65% – Vanguard® VIF Short Term Investment Grade
●	0.65% – Vanguard® VIF Diversified Value	●	0.65% – Vanguard® VIF Small Company Growth
●	0.65% – Vanguard® VIF Equity Income	●	0.65% – Vanguard® VIF Total Bond Market Index
●	0.65% – Vanguard® VIF Equity Index	●	0.65% – Vanguard® VIF Total Stock Market Index
●	0.65% – Vanguard® VIF Growth

The table “Objectives for Underlying Funds” is revised to read as follows for the new Underlying Funds:

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
FormulaFolios US Equity Portfolio	1	Seeks high current income.	FormulaFolio Investments, LLC
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Management, LLC
Rydex VIF High Yield Strategy		Seeks investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	Wellington Management Company LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	PRIMECAP Management Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard® VIF Growth		Seeks long-term capital appreciation.	Jackson Square Partners, Wellington Management Company LLP, William Blair & Company LLC
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	Wellington Management Company LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North America Inc.
Vanguard® VIF Mid-Cap Index		Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation	Granahan Investment Management, Inc., The Vanguard Group, Inc.
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.

Please Retain This Supplement For Future Reference